NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A - Narrative and Agreements With SunPower (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 26, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2015
SunPower
Related Party Transaction [Line Items]
Sales from related party		$ 231,200	$ 426,500	$ 388,500
Accounts receivable		31,967	51,767
Corporate allocations		9,200	26,100	18,800
Interest expense financed by SunPower		12,167	19,485	17,000
Prepaid expenses and other current assets		9,665	0
Other receivables, non-current		1,458	0
Accounts payable		901	0
Accrued liabilities		7,942	0
SunPower | Debentures Due 2023
Related Party Transaction [Line Items]
Stated percentage					4.00%
Interest expense financed by SunPower		11,300	$ 17,000	$ 17,000
SunPower | Expense From Collaboration Agreement
Related Party Transaction [Line Items]
Expenses		10,846
SunPower | Expense From Transition Service Agreement
Related Party Transaction [Line Items]
Expenses		$ 6,229
Total
Related Party Transaction [Line Items]
Ownership percentage		32.30%
TZS SG
Related Party Transaction [Line Items]
Ownership percentage		26.20%
TZS SG
Related Party Transaction [Line Items]
Consideration received on transaction	$ 298,000
Number of shares issued in transaction	8,915,692